RELATED PARTY TRANSACTIONS - Founder Shares (Details)		12 Months Ended
	Feb. 05, 2021 USD ($) shares	Dec. 31, 2022 D $ / shares	Dec. 31, 2021 USD ($)	Aug. 04, 2021 shares
Related Party Transactions
Aggregate purchase price | $			$ 25,000
Founder Shares | Sponsor | Class B common stock
Related Party Transactions
Number of shares issued	5,750,000
Aggregate purchase price | $	$ 25,000
Founder shares cancelled				1,437,500
Aggregate number of shares owned				4,312,500
Shares subject to forfeiture				562,500
Shares remain subject to forfeiture				0
Restrictions on transfer period of time after business combination completion		1 year
Stock price trigger to transfer, assign or sell any shares or warrants of the company, after the completion of the initial business combination (in dollars per share) | $ / shares		$ 12.00
Threshold trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		20
Threshold consecutive trading days for transfer, assign or sale of shares or warrants, after the completion of the initial business combination | D		30
Threshold period after the business combination in which the 20 trading days within any 30 trading day period commences		180 days